8. COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments And Contingencies Tables
Future payments due under leases
2017 (remainder)	$28,964
2018	112,919
2019	94,325
2020	96,924
Total	$333,132

2017	$114,067
2018	112,919
2019	94,325
2020	96,924
Total	$418,235